Annual Total Returns- Janus Henderson Emerging Markets Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Emerging Markets Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(24.80%)	22.18%	1.49%	(3.09%)	(10.67%)	9.69%	29.40%	(16.71%)	13.98%	22.62%